Derivative Instruments - Summary of Effect of Derivative Financial Instruments on Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ 2,900	$ (656)
Gain (Loss) Reclassified from OCI	1,889	4,004	$ (445)
Interest Rate Swaps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	(1,011)
Gain (Loss) Reclassified from OCI	247	51	(305)
Interest Rate Caps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	294	410
Gain (Loss) Reclassified from OCI	1,642	3,953	$ (140)
CAD Foreign Currency Forwards
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ 3,617	$ (1,066)